Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities
Net loss	$ (3,695)	$ (3,758)
Items not affecting cash
Depreciation	24	33
Stock-based compensation	60	9
Loss from equity investee	169	78
Interest expense	208	211
Deferred income taxes	0	(897)
Gain on release of reclamation deposits	(24)	0
Unrealized foreign exchange (gains) losses	376	(2,577)
Other items not affecting cash	3	0
Total	(2,879)	(6,901)
Changes in non-cash operating working capital
Decrease in receivables and prepaids	79	354
Decrease (increase) in other assets	8	(1)
Decrease in accounts payable and accruals	(1,168)	(639)
Deposit on metal credit delivering obligation	(5,500)	0
Net cash used in operating activities	(9,460)	(7,187)
Cash flows from financing activities
Proceeds from issuance of capital stock	53	7
Net cash provided by financing activities	53	7
Cash flows from investing activities
Mineral property interests	0	(500)
Reclamation deposits	24	(4)
Purchase of equipment	(6)	(11)
Proceeds from sale of equipment	16	0
Net cash used in investing activities	34	(515)
Decrease in cash and cash equivalents	(9,373)	(7,695)
Cash and cash equivalents - beginning of period	22,786	33,517
Effect of exchange rate changes on cash	187	(337)
Cash and cash equivalents - end of period	$ 13,600	$ 25,485